Warrant Liability - Summary of Share Purchase Warrants Outstanding and Exercisable (Details) - $ / shares			6 Months Ended
		Jun. 16, 2020	Jun. 30, 2020
December 2015 Warrants [Member]
Statement Line Items [Line Items]
Number of equivalent shares			2,331,000
Market value per share price			$ 0.802
Weighted average exercise price			$ 7.10
Risk-free annual interest rate	[1]		0.16%
Expected volatility	[2]		133.70%
Expected life (years)	[3]		5 months 16 days
Expected dividend yield	[4]		0.00%
September 2019 Warrants [Member]
Statement Line Items [Line Items]
Number of equivalent shares		3,325,000
Market value per share price		$ 0.96
Weighted average exercise price		$ 1.65
Risk-free annual interest rate	[1]	0.30%
Expected volatility	[2]	104.50%
Expected life (years)	[3]	4 years 3 months 19 days
Expected dividend yield	[4]	0.00%
February 2020 Investor Warrants [Member]
Statement Line Items [Line Items]
Number of equivalent shares		2,608,696
Market value per share price		$ 0.96
Weighted average exercise price		$ 1.20
Risk-free annual interest rate	[1]	0.36%
Expected volatility	[2]	119.30%
Expected life (years)	[3]	5 years 2 months 12 days
Expected dividend yield	[4]	0.00%
February 2020 Broker Warrants [Member]
Statement Line Items [Line Items]
Number of equivalent shares		243,478
Market value per share price		$ 0.96
Weighted average exercise price		$ 1.62
Risk-free annual interest rate	[1]	0.32%
Expected volatility	[2]	113.30%
Expected life (years)	[3]	4 years 8 months 12 days
Expected dividend yield	[4]	0.00%

[1]	Based on United States Treasury Government Bond interest rates with a term that is consistent with the expected life of the warrants.
[2]	Based on the historical volatility of the Company's stock price over the most recent period consistent with the expected life of the warrants, as well as on future expectations.
[3]	Based upon time to expiry from the reporting period date.
[4]	The Company has not paid dividends and it does not intend to pay dividends in the foreseeable future.